REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue from continuing operations from contracts with customers consists of the following:

	December 31,
	2022	2021
Revenue
New vehicles	$640,972	$169,632
Used vehicles	392,947	153,671
Total new and used Powersports vehicles	1,033,919	323,303

Parts, service and accessories	247,562	66,969
Vehicle logistics	54,038	43,878
Finance and insurance, net	123,418	29,133
Total revenue	$1,458,937	$463,283

Timing of revenue recognition
Goods and services transferred at a point in time	$1,298,854	$421,862
Good and services transferred over time	160,083	41,421
Total revenue	$1,458,937	$463,283